Related Parties Balances and Transactions - Schedule of Related Party Relationships (Details)	12 Months Ended
Dec. 31, 2024
Mr. Yujun Xiao [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”) [Member]
Schedule of Related Party Relationships [Line Items]
Relationship to the Company	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares